Intangible Assets - Summary of Reconciliation of Carrying Amount (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025	Jun. 14, 2023	Apr. 01, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets at beginning of period			$ 126
Intangible assets		$ 126	42
Intangible assets at end of period		126	42
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets at beginning of period		1,431	1,501
Intangible assets	$ 1,431	1,501	1,477	$ 1,552	$ 1,431
Additions		11
Disposals		(10)	(24)
Effect of movements in exchange rates		(52)
Intangible assets at end of period	1,431	1,501	1,477
Accumulated amortization and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets at beginning of period	(1,332)	(1,336)	(1,375)
Intangible assets	(1,336)	(1,375)	(1,435)	(1,336)
Additions	(6)	(97)	(84)
Disposals		10	24
Effect of movements in exchange rates	2	48
Intangible assets at end of period	(1,336)	(1,375)	(1,435)
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets at beginning of period			113
Intangible assets		113	36
Intangible assets at end of period		113	36
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets at beginning of period		1,386	1,444
Intangible assets	1,386	1,444	1,420	1,495	1,386
Additions		11
Disposals		(10)	(24)
Effect of movements in exchange rates		(52)
Intangible assets at end of period	1,386	1,444	1,420
Software | Accumulated amortization and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets at beginning of period	(1,297)	(1,300)	(1,331)
Intangible assets	(1,300)	(1,331)	(1,384)	(1,300)
Additions	(4)	(90)	(77)
Disposals		10	24
Effect of movements in exchange rates	1	49
Intangible assets at end of period	(1,300)	(1,331)	(1,384)
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets at beginning of period			13
Intangible assets		13	6
Intangible assets at end of period		13	6
Other intangible assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets at beginning of period		45	57
Intangible assets	45	57	57	57	$ 45
Intangible assets at end of period	45	57	57
Other intangible assets | Accumulated amortization and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets at beginning of period	(35)	(36)	(44)
Intangible assets	(36)	(44)	(51)	$ (36)
Additions	(2)	(7)	(7)
Effect of movements in exchange rates	1	(1)
Intangible assets at end of period	$ (36)	$ (44)	$ (51)